COLLEGE RETIREMENT EQUITIES FUND
                                730 Third Avenue
                          New York, New York 10017-3206







                                                                     May 4, 1998



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549

                  Re:  College Retirement Equities Fund
                       (File No. 33-480)
                       Rule 497(j) Certification

Dear Commissioners:

           In lieu of filing with the Commission its definitive Prospectus and Statement of Additional Information dated May 1, 1998, as otherwise required by Rule 497(c) under the Securities Act of 1993, College Retirement Equities Fund hereby certifies that:

                  (1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 29 to its Registration Statement on Form N-3 ("Amendment No. 29"), as filed with the Commission on April 24, 1998; and

                  (2) the text of Amendment No. 29 has been filed with the Commission electronically.

                                                 Sincerely,




                                                 Peter C. Clapman
                                                 Senior Vice President and Chief
                                                 Counsel, Investments